OTHER NON-CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OTHER NON-CURRENT LIABILITIES
Unrecognized tax benefits (Note 13)	$ 6,203	$ 5,091
Accrued interests on unrecognized tax benefits (Note 13)	1,697	1,583
Government grant	100	100
Others	5	6
Total	8,005	6,780
Banzhu
Other non-current liabilities
Government grant recognized	$ 3	$ 3	$ 3